UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:            | |; Amendment Number: ____

This Amendment (Check only one):    | | is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Conus Partners, Inc.

Address:    49 West 38th Street
            11th Floor
            New York, New York 10018

13F File Number: 28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Andrew Zacks
Title:      Managing Director
Phone:      212-332-7291

Signature, Place and Date of Signing:


 /s/ Andrew Zacks                New York, New York               May 17, 2010
-----------------               -------------------              -------------
     [Signature]                    [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    49

Form 13F Information Table Value Total:   $252,102
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                        Conus Partners, Inc.
                                                           March 31, 2010
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6      COL 7        COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL DISCRETION     MNGRS  SOLE SHARED    NONE
--------------                --------------    -----      -------   -------   --- ---- ----------     -----  ---- ------    ----
ATS MEDICAL INC CMN           COM              002083103     905       347,966 SH       SHARED-DEFINED  NONE         347,966
ALEXZA PHARMACEUTICALS INC    COM              015384100     558       207,300 SH       SHARED-DEFINED  NONE         207,300
ALLIANCE DATA SYSTEMS CORP    COM              018581108   5,119        80,000 SH  PUT  SHARED-DEFINED  NONE          80,000
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH   03938L104   2,968        67,600 SH  PUT  SHARED-DEFINED  NONE          67,600
BERKSHIRE HATHAWAY INC DEL    CL B NEW         084670702   2,267        27,900 SH  PUT  SHARED-DEFINED  NONE          27,900
BOEING CO                     COM              097023105   7,261       100,000 SH  PUT  SHARED-DEFINED  NONE         100,000
CHINA LIFE INS CO LTD         SPON ADR REP H   16939P106   7,204       100,000 SH  PUT  SHARED-DEFINED  NONE         100,000
CRAWFORD & CO                 CL A             224633206   1,803       597,181 SH       SHARED-DEFINED  NONE         597,181
CROWN CASTLE INTL CORP        COM              228227104   3,823       100,000 SH  PUT  SHARED-DEFINED  NONE         100,000
DIGITAL RLTY TR INC           COM              253868103   6,504       120,000 SH  PUT  SHARED-DEFINED  NONE         120,000
DISNEY WALT CO                COM DISNEY       254687106   2,095        60,000 SH  PUT  SHARED-DEFINED  NONE          60,000
DURECT CORP                   COM              266605104   6,206     2,061,700 SH       SHARED-DEFINED  NONE       2,061,700
EMS TECHNOLOGIES INC          COM              26873N108     991        59,683 SH       SHARED-DEFINED  NONE          59,683
ENZO BIOCHEM INC              COM              294100102     851       141,327 SH       SHARED-DEFINED  NONE         141,327
FACTSET RESH SYS INC          COM              303075105   3,045        41,500 SH  PUT  SHARED-DEFINED  NONE          41,500
FORD MTR CO DEL               COM PAR $0.01    345370860     880        70,000 SH  PUT  SHARED-DEFINED  NONE          70,000
4 KIDS ENTMT INC              COM              350865101     200       173,737 SH       SHARED-DEFINED  NONE         173,737
FREEPORT-MCMORAN COPPER & GO  COM              35671D857   2,506        30,000 SH  PUT  SHARED-DEFINED  NONE          30,000
GENERAL ELECTRIC CO           COM              369604103  11,466       630,000 SH  PUT  SHARED-DEFINED  NONE         630,000
GENZYME CORP                  COM              372917104  10,667       205,800 SH  CALL SHARED-DEFINED  NONE         205,800
GILEAD SCIENCES INC           COM              375558103   2,728        60,000 SH  CALL SHARED-DEFINED  NONE          60,000
HESKA CORP                    COM              42805E108      13        15,700 SH       SHARED-DEFINED  NONE          15,700
INTERNATIONAL BUSINESS MACHS  COM              459200101   8,978        70,000 SH  PUT  SHARED-DEFINED  NONE          70,000
ISHARES INC                   MSCI MEX INVEST  464286822   1,601        30,000 SH  PUT  SHARED-DEFINED  NONE          30,000
ISHARES TR INDEX              FTSE XNHUA IDX   464287184   6,315       150,000 SH  PUT  SHARED-DEFINED  NONE         150,000
ISHARES TR INDEX              TRANSP AVE IDX   464287192   7,909       100,000 SH  PUT  SHARED-DEFINED  NONE         100,000
ISHARES TR INDEX              DJ US REAL EST   464287739  15,830       318,000 SH  PUT  SHARED-DEFINED  NONE         318,000
MDS INC                       COM              55269P302   2,433       300,000 SH       SHARED-DEFINED  NONE         300,000
MAXYGEN INC                   COM              577776107  18,558     2,824,586 SH       SHARED-DEFINED  NONE       2,824,586
OCCAM NETWORKS INC            COM NEW          67457P309   9,522     1,451,544 SH       SHARED-DEFINED  NONE       1,451,544
PERMA-FIX ENVIRONMENTAL SVCS  COM              714157104   3,696     1,650,032 SH       SHARED-DEFINED  NONE       1,650,032
PHARMACEUTICAL HLDRS TR       DEPOSITRY RCPT   71712A206   9,951       150,000 SH  CALL SHARED-DEFINED  NONE         150,000
PLATINUM GROUP METALS LTD     COM NEW          72765Q205     119        61,300 SH       SHARED-DEFINED  NONE          61,300
POTASH CORP SASK INC          COM              73755L107   4,774        40,000 SH  PUT  SHARED-DEFINED  NONE          40,000
QUATERRA RES INC              COM              747952109     240       162,400 SH       SHARED-DEFINED  NONE         162,400
RETAIL HOLDRS TR              DEP RCPT         76127U101  22,103       220,000 SH  PUT  SHARED-DEFINED  NONE         220,000
SANOFI AVENTIS                SPONSORED ADR    80105N105   1,868        50,000 SH  CALL SHARED-DEFINED  NONE          50,000
SEARS HLDGS CORP              COM              812350106   1,084        10,000 SH  PUT  SHARED-DEFINED  NONE          10,000
SIMON PPTY GROUP INC NEW      COM              828806109   7,971        95,000 SH  PUT  SHARED-DEFINED  NONE          95,000
STAAR SURGICAL CO             COM PAR $0.01    852312305     508       132,900 SH       SHARED-DEFINED  NONE         132,900
STRAYER ED INC                COM              863236105   8,012        32,900 SH  PUT  SHARED-DEFINED  NONE          32,900
SYMYX TECHNOLOGIES            COM              87155S108   7,660     1,706,062 SH       SHARED-DEFINED  NONE       1,706,062
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209   8,831       140,000 SH  CALL SHARED-DEFINED  NONE         140,000
THERAGENICS CORP              COM              883375107   5,135     3,093,325 SH       SHARED-DEFINED  NONE       3,093,325
WAL MART STORES INC           COM              931142103   8,896       160,000 SH  PUT  SHARED-DEFINED  NONE         160,000
WELLPOINT INC                 COM              94973V107   9,657       150,000 SH  PUT  SHARED-DEFINED  NONE         150,000
GLOBALSTAR INC                COM              378973408      20        15,000 SH       SHARED-DEFINED  NONE          15,000
LSI CORPORATION               COM              502161102      61        10,000 SH       SHARED-DEFINED  NONE          10,000
W P CAREY & CO LLC            COM              92930Y107     308        10,500 SH       SHARED-DEFINED  NONE          10,500

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